Consolidated Segment Data (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting

Selected information by segment is presented in the following tables for the year ended December 31, 2019, 2018, and 2017.

	2019	2018	2017
Revenues(1)
TIT Segment	$241,132	$383,420	$1,239,002
CBT Segment	13,550,171	20,194,920	16,950,272
	$13,791,303	$20,578,340	$18,189,274

(1) Revenues by operating segments exclude intercompany transactions.

	2019	2018	2017
(Loss) income from operations
TIT Segment	$(662,556)	$(528,891)	$(979,973)
CBT Segment	(2,037,151)	2,391,930	1,934,001
Corporate and others(2)	(1,472,454)	(1,694,215)	(1,404,731)
(Loss) income from operations	(4,172,161)	168,824	(450,703)
Corporate other income, net	669,755	956,753	758,073
Corporate interest income	133,517	36,381	7,900
Corporate interest expense	(499,852)	(484,403)	(450,024)
Corporate warrant income	-	-	3,720
(Loss) income before income taxes	(3,868,741)	677,555	(131,034)

Income tax benefit	274,480	1,201,231	1,070,343
Net (loss) income	(3,594,261)	1,878,786	939,309

Less: (Loss) income attributable to the non-controlling interest	11,929	(186,803)	(80,704)
Net (loss) income attributable to the Company	$(3,582,332)	$1,691,983	$858,605

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2019, 2018, and 2017 are as follows:

	2019	2018	2017
Non-cash employee compensation:
Corporate and others	494,316	584,629	487,407
	$494,316	$584,629	$487,407

Depreciation and amortization by segment for the year ended December 31, 2019, 2018, and 2017 are as follows:

	2019	2018	2017
Depreciation and amortization:
TIT Segment	$17,278	$13,941	$36,018
CBT Segment	2,883,674	3,660,596	2,820,888
	$2,900,952	$3,674,537	$2,856,906

	2019	2018	2017
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers; :
TIT Segment	$344,550	$(438,378)	$273,706
CBT Segment	3,283,994	1,268,644	148,682
	$3,628,544	$830,266	$422,388

	2019	2018	2017
Inventory obsolescence provision:
TIT Segment	$2,366	$9,261	$158,357
CBT Segment	112,824	21,142	18,213
	$115,190	$30,403	$176,570

	2019	2018	2017
Impairment of long-term investments
CBT Segment	-	45,400	-
	$-	$45,400	$-

Total assets by segment as at December 31, 2019 and 2018 are as follows:

	2019	2018
Total assets
TIT Segment	$725,088	$1,056,582
CBT Segment	39,755,020	40,529,876
Corporate and others	135,438	29,356
	$40,615,546	$41,615,814